Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 133	$ 186
Income taxes receivable	0	46
Derivative instruments	0	33
Other	33	55
Total other current assets	$ 166	$ 320